Legal Proceedings (Narrative) (Detail) - USD ($) $ in Millions	Apr. 19, 2017	Oct. 27, 2017
Loss Contingencies [Line Items]
Litigation Settlement, Amount (Deprecated 2017-01-31)	$ 19.5
Insurance Settlements Receivable		$ 13.0